ENTITY-WIDE DISCLOSURE (Schedule of Net Sales by Techonology) (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Concentration Risk [Line Items]
Total sales percentage	100.00%	100.00%	100.00%
Minimal-Invasive [Member]
Concentration Risk [Line Items]
Total sales percentage	62.00%	79.00%	86.00%
Hands-Free [Member]
Concentration Risk [Line Items]
Total sales percentage	32.00%	9.00%
Non-Invasive [Member]
Concentration Risk [Line Items]
Total sales percentage	6.00%	12.00%	14.00%